ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
7.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	As of December 31,
	2017				2018
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount

Audio-vision programming and broadcasting qualification	$213	$(37)	$(176)	$-	$218	$(38)	$(180)	$-
Customer relationships	735	(735)	-	-	751	(751)	-	-
Contract backlog	1,536	(1,536)	-	-	1,570	(1,570)	-	-
Concession agreements	10,404	(8,529)	(1,875)	-	10,632	(8,716)	(1,916)	-
Non-compete agreements	182	(172)	(10)	-	185	(175)	(10)	-

	$13,070	$(11,009)	$(2,061)	-	$13,356	$(11,250)	$(2,106)	-

The amortization expense for the years ended December 31, 2016, 2017 and 2018 were $510, $501 and nil, respectively. Due to the continuing losses and significant reduced revenue, the Group recognized an impairment loss of $1,228 for the year ended December 31, 2017, all the intangible assets are fully impaired as of December 31, 2017.